Capital and Financing Transactions - Additional Information (Detail) $ / shares in Units, shares in Millions, $ in Millions, $ in Millions		2 Months Ended	9 Months Ended
	Jun. 04, 2025 USD ($)	May 28, 2025 shares	Jul. 31, 2025 CAD ($) $ / shares shares
Disclosure of objectives, policies and processes for managing capital [line items]
Increase (decrease) through appropriation of retained earnings, equity	$ 22		$ (22) [1]
Shares repurchased and cancelled average price per share | $ / shares			$ 74.52
Reduction of issued capital | $			$ 245
Number of Shares repurchased and cancelled | shares			3.2
Subordinated Debentures Redemption [Member]
Disclosure of objectives, policies and processes for managing capital [line items]
Interest rate	4.90%
Subordinated Indebtedness Carrying Value | $	$ 1,250
Redemption Amount as a Percentage Of Principal	100.00%
Cancellation of common shares | shares		20.0

[1]	Refer to Note 11 for further details on the redemption of the equity instrument.